Document and Entity Information	Jan. 04, 2016
Prospectus:
Document Type	497
Document Period End Date	Jan. 04, 2016
Registrant Name	GENERAL GOVERNMENT SECURITIES MONEY MARKET FUNDS INC
Central Index Key	0000702172
Amendment Flag	false
Document Creation Date	Jan. 04, 2016
Document Effective Date	Jan. 04, 2016
Prospectus Date	Jun. 05, 2015
General Government Securities Money Market Fund | Dreyfus Class
Prospectus:
Trading Symbol	GGDXX
General Treasury Prime Money Market Fund | Dreyfus Class
Prospectus:
Trading Symbol	GTFXX